UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MatlinPatterson Global Advisers LLC
Address:   520 Madison Avenue, 35th Floor
           New York, New York 10022-4213

Form 13F File Number: 28-11059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert H. Weiss
Title:     General Counsel
Phone:     (212) 651-9525


Signature, Place, and Date of Signing:

/s/ Robert H. Weiss                 New York, NY              April 30, 2009
--------------------------   --------------------------    ---------------------
[Signature]                         [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                        -----------------------
Form 13F Information Table Entry Total:            1
                                        -----------------------
Form 13F Information Table Value Total:        $142,208
                                        -----------------------
                                              (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

   Column 1          Column 2    Column 3   Column 4          Column 5       Column 6   Column 7              Column 8
------------------- ----------- ---------- ---------- --------------------- ---------- --------- ----------------------------------
                                                                                                   VOTING      VOTING     VOTING
                     TITLE OF                 VALUE    SHRS OR    SH/  PUT/ INVESTMENT   OTHER    AUTHORITY   AUTHORITY  AUTHORITY
NAME OF ISSUER        CLASS       CUSIP     (x$1000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS    SOLE       SHARED      NONE
------------------- ----------- ---------- ---------- ----------- ---- ---- ---------- --------- ----------  ----------  ----------
BROADPOINT             COM      11133V108    142,208  43,093,261  SH           SOLE              43,093,261
SECURITIES
GRP INC.




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